Assets Held for Sale - Additional Information (Detail) - USD ($) $ in Millions		9 Months Ended
	Aug. 15, 2018	Nov. 03, 2018
Selling, General and Administrative Expenses [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment loss		$ 4.0
Hookset, New Hampshire [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from assets held for sale	$ 6.1